SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	Dec. 31, 2020 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash, insured amount, excess	$ 250,000